10-K Subsequent events (Details) $ in Millions	Jun. 05, 2026	Feb. 23, 2026	Feb. 18, 2026 USD ($)	Mar. 31, 2026	Dec. 31, 2025	Oct. 10, 2025	Dec. 31, 2024
Subsequent events
Subsequent Events
Reverse stock split	0.33
Four20 Pharma GmbH
Subsequent Events
Ownership interest by minority shareholders		45.00%			45.00%		45.00%
Four20 Pharma GmbH | Subsequent events
Subsequent Events
Ownership interest by minority shareholders		45.00%
Percentage of ownership after transaction		100.00%
Senior Secured Notes – 2029
Subsequent Events
Gross proceeds			$ 500.0
Debt issuance costs net			8.1
Senior Secured Notes – 2029 | Subsequent events
Subsequent Events
Gross proceeds			500.0
Senior Secured Notes – 2029 | Line of credit
Subsequent Events
Stated interest rate				11.50%
Senior Secured Notes – 2029 | Line of credit | Subsequent events
Subsequent Events
Gross proceeds			500.0
Debt issuance costs net			$ 8.1
Stated interest rate			11.50%
Amended Needham LOC | Line of credit
Subsequent Events
Stated interest rate			8.99%	8.99%	7.99%	7.99%
Amended Needham LOC | Line of credit | Subsequent events
Subsequent Events
Stated interest rate			8.99%
Amended Needham LOC | Line of credit | Revolving credit facility | Subsequent events
Subsequent Events
Stated interest rate			8.99%			7.99%